Investments - Schedule of Short-term Investments at Amortized Cost and Fair Value (Detail) - Short-term Investments ¥ in Millions, $ in Millions		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, fair value	[1]	¥ 59,570	$ 8,518	¥ 96,912
Available-for-sale debt investments, fair value		27,050	3,868	5,954
Trading debt investments, Cost or amortized cost less allowance for credit losses		4,081	584	15
Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, Cost or amortized cost less allowance for credit losses		59,530		96,639
Held-to-maturity debt investments, gross unrecognized holding gains		314		370
Held-to-maturity debt investments, fair value		59,570	8,518	96,912
Available-for-sale debt investments, Cost or amortized cost less allowance for credit losses		26,886		5,912
Held-to-maturity debt investments, Gross unrecognized holding losses		(274)		(97)
Available-for-sale debt investments, gross unrealized gains		164		42
Available-for-sale debt investments, fair value		27,050	3,868	5,954
Trading debt investments, Cost or amortized cost less allowance for credit losses		3,299		15
Trading debt investments, Trading gains		782		0
Trading debt investments, Fair value		¥ 4,081	$ 584	¥ 15

[1]	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.